Investor A Institutional [Member] Annual Fund Operating Expenses - Investor A Institutional [Member] - iShares U.S. Aggregate Bond Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Investor A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%	[1],[2],[3]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.06%
Component2 Other Expenses		[4]
Other Expenses (as a percentage of Assets):	0.06%	[4]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement		[1],[2],[4]
Net Expenses (as a percentage of Assets)	0.35%	[1],[2],[4]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%	[1],[2],[3]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.06%
Component2 Other Expenses		[4]
Other Expenses (as a percentage of Assets):	0.06%	[4]
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement		[1],[2],[4]
Net Expenses (as a percentage of Assets)	0.10%	[1],[2],[4]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 34, BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[2]	BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive its management fee by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in affiliated money market funds through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[3]	The fees and expenses shown in the table above and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The management fees are paid by the Master Portfolio.
[4]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of the Trust and of MIP (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund and the Master Portfolio.